KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2020

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 141.1%
Equity Investments(1) — 139.7%
United States — 129.1%
Midstream Energy Company(2) — 118.7%
Antero Midstream Corporation	1,937	$13,115
BP Midstream Partners LP	2,705	31,889
Cheniere Energy, Inc.(3)	41	2,118
Cheniere Energy Partners, L.P.	117	4,218
DCP Midstream, LP	733	9,283
DCP Midstream, LP — Series A Preferred Units(4)	4,500	3,308
Energy Transfer LP	13,910	89,301
Enterprise Products Partners L.P.	7,074	124,212
Equitrans Midstream Corporation	226	2,326
Equitrans Midstream Corporation — Convertible Preferred Units(5)(6)(7)	1,188	24,073
Kinder Morgan, Inc.	2,019	27,896
Magellan Midstream Partners, L.P.	1,481	56,298
MPLX LP	3,797	69,363
MPLX LP — Convertible Preferred Units(5)(6)(8)	2,255	71,902
Noble Midstream Partners LP	1,091	9,772
ONEOK, Inc.	1,058	29,086
Phillips 66 Partners LP	1,200	32,308
Plains All American Pipeline, L.P.(9)	6,390	45,241
Plains GP Holdings, L.P. — Plains AAP, L.P.(6)(9)(10)	1,622	11,859
Rattler Midstream LP	631	5,279
Shell Midstream Partners, L.P.	3,588	37,283
Targa Resources Corp.	3,388	57,627
TC PipeLines, LP	710	21,563
The Williams Companies, Inc.	5,088	105,617
Western Midstream Partners, LP	4,887	44,321

		929,258

Utility Company(2) — 7.0%
Dominion Energy, Inc.	143	11,186
Eversource Energy	65	5,588
NextEra Energy, Inc.	43	11,865
Sempra Energy	106	13,070
Xcel Energy Inc.	189	13,124

		54,833

Renewable Infrastructure Company(2) — 3.4%
Clearway Energy, Inc., Class A	111	2,688
Clearway Energy, Inc., Class C	18	459
Enviva Partners, LP	385	15,873
NextEra Energy Partners, LP	132	7,969

		26,989

Total United States (Cost —$1,562,575)		1,011,080

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2020

(amounts in 000’s)

(UNAUDITED)

Description			No. of Shares/Units	Value
Canada — 9.2%
Midstream Energy Company(2) — 5.2%
Enbridge Inc.			565	$18,085
Pembina Pipeline Corporation			255	6,308
TC Energy Corporation			342	15,972

				40,365

Renewable Infrastructure Company(2) — 2.3%
Brookfield Renewable Corporation			123	6,258
Brookfield Renewable Partners L.P.			171	7,775
Northland Power Inc.			93	2,607
TransAlta Renewables Inc.			133	1,631

				18,271

Utility Company(2) — 1.7%
Algonquin Power & Utilities Corp.			960	13,281

Total Canada (Cost — $68,790)				71,917

United Kingdom — 1.4%
Renewable Infrastructure Company(2) — 1.4%
Atlantica Sustainable Infrastructure plc (Cost — $10,374)			380	11,407

Total Equity Investments (Cost — $1,641,739)				1,094,404

	Interest Rate	Maturity Date	Principal Amount
Debt Instruments — 1.4%
United States — 1.4%
Midstream Energy Company(2) — 1.4%
Antero Midstream Corporation	5.375%	9/15/24	$3,081	2,842
Antero Midstream Corporation(6)	5.750	3/1/27	2,814	2,512
Antero Midstream Corporation(6)	5.750	1/15/28	3,196	2,852
EQM Midstream Partners, LP	6.500	7/15/48	515	520
Tallgrass Energy Partners, LP(6)	4.750	10/1/23	2,000	1,960

Total Debt Investments (Cost — $9,742)				10,686

Total Long-Term Investments (Cost — $1,651,481)				1,105,090

			No. of Shares/Units
Short-Term Investment — Money Market Fund — 5.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund — Capital Shares, 0.02%(11) (Cost — $43,108)			43,108	43,108

Total Investments — 146.6% (Cost — $1,694,589)				1,148,198

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2020

(amounts in 000’s)

(UNAUDITED)

Value
Debt	$(181,000)
Mandatory Redeemable Preferred Stock at Liquidation Value	(195,718)
Current Income Tax Asset, net	35,233
Deferred Income Tax Liability, net	(22,018)
Other Liabilities in Excess of Other Assets	(1,528)

Net Assets Applicable to Common Stockholders	$783,167

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Refer to “Glossary of Key Terms” for definitions of Midstream Energy Company, Renewable Infrastructure Company and Utility Company.

(3)	Security is non-income producing.

(4)

Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units. Distributions are payable at a rate of 7.375% per annum to December 15, 2022. On and after December 15, 2022, distributions on the Series A Preferred Units will be payable at a rate equal to the three-month LIBOR plus 5.148% per annum.

(5)	Fair valued security. See Notes 2 and 3 in Notes to Financial Statements.

(6)

The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2020, the aggregate value of restricted securities held by the Company was $115,158 (9.7% of total assets), which included $19,183 of Level 2 securities and $95,975 of Level 3 securities. See Note 7 — Restricted Securities.

(7)

On April 10, 2019, the Company purchased, in a private placement, Series A Convertible Preferred Units (“EQM Convertible Preferred Units”) from EQM Midstream Partners, LP (“EQM”). On June 17, 2020, Equitrans Midstream Corporation (“ETRN”) and EQM completed their previously announced stock-for-unit merger. In connection with the merger, a portion of the EQM Convertible Preferred Units held by the Company were exchanged for newly-issued ETRN Convertible Preferred Shares. The ETRN Convertible Preferred Shares will be convertible on a one-for-one basis into common shares of ETRN after April 10, 2021. The ETRN Convertible Preferred Shares pay quarterly cash distributions based on an annual rate of 9.75% through March 31, 2024.

(8)

On May 13, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) from MPLX LP (“MPLX”). The MPLX Convertible Preferred Units are convertible on a one-for-one basis into common units of MPLX and are senior to the common units in terms of liquidation preference and priority of distributions. As of August 31, 2020, the MPLX Convertible Preferred Units pay a quarterly distribution of $0.6875 per unit.

(9)	The Company believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains All American Pipeline, L.P. (“PAA”). See Note 5 — Agreements and Affiliations.

(10)

The Company’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or PAA units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2020, the Company’s PAGP-AAP investment is valued at PAGP’s closing price. See Notes 3 and 7 in Notes to Financial Statements.

(11)	The rate indicated is the yield as of August 31, 2020.

See accompanying notes to financial statements.